UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04854

The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Address of principal executive offices) (Zip code)

James W. Oberweis
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

OBERWEIS EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

COMPANY NAME		NUMBER OF SHARES	PORTFOLIO VALUE
COMMON STOCK	99.0%
ADVERTISING AGENCY	8.6%
AQUANTIVE, INC.		154,674	$4,316,951
FOCUS MEDIA HLDG. LTD.		84,789	6,652,545
INVENTIV HEALTH, INC.		52,950	2,027,456
VALUECLICK, INC.		167,100	4,366,323
			17,363,275

AIR TRANSPORTATION	1.5%
LADISH CO., INC.		82,200	3,094,008

BANKS	0.5%
PINNACLE FINANCIAL PARTNERS, INC.		33,500	1,022,085

BIOTECHNOLOGY	2.0%
OMRIX BIOPHARMACEUTICALS, INC.		102,700	3,930,329

BUILDING MATERIALS	1.6%
ZOLTEK COMPANIES, INC.		92,400	3,227,532

COMMUNICATION TECHNOLOGY	10.2%
ACME PACKET, INC.		205,564	3,038,236
ATHEROS COMMUNICATIONS, INC.		184,300	4,410,299
BIGBAND NETWORKS, INC.		86,450	1,556,964
NOVATEL WIRELESS, INC.		165,500	2,654,620
OPLINK COMMUNICATIONS, INC.		182,100	3,272,337
OPTIUM CORP.		111,100	2,156,451
SIERRA WIRELESS, INC.		224,000	3,514,560
			20,603,467

COMPUTER SERVICES SOFTWARE & SYSTEMS	12.2%
CONCUR TECHNOLOGIES, INC.		153,800	2,685,348
DEALERTRACK HOLDING, INC.		117,800	3,618,816
DIVX, INC.		125,700	2,519,028
INTERACTIVE INTELLIGENCE, INC.		58,100	885,444
OPSWARE, INC.		225,100	1,631,975
RIGHTNOW TECHNOLOGIES, INC.		36,555	598,771
SIGMA DESIGNS, INC.		102,400	2,689,024
SMITH MICRO SOFTWARE, INC.		135,700	2,528,091
SOURCEFIRE, INC.		81,500	1,436,845
SYNCHRONOSS TECHNOLOGIES, INC.		40,100	697,740
SYSTEMS XCELLENCE, INC.		60,200	1,134,168
VASCO DATA SECURITY INTERNATIONAL, INC.		227,200	4,060,064
			24,485,314

COMPUTER TECHNOLOGY	4.5%
FALCONSTOR SOFTWARE, INC.		235,700	2,455,994
OCCAM NETWORKS, INC.		39,300	438,981
SIMPLETECH, INC.		231,000	1,626,240
TRIDENT MICROSYSTEMS, INC.		227,800	4,569,668
			9,090,883

CONSUMER PRODUCTS	1.8%
CITI TRENDS, INC.		83,700	3,577,338

CONSUMER WHOLESALE	1.7%
CENTRAL EUROPEAN DISTRIBUTION CORP.		116,950	3,404,414

DRUGS & PHARMACEUTICALS	2.2%
SALIX PHARMACEUTICALS LTD.		152,569	1,922,369
SCIELE PHARMA, INC.		102,967	2,438,259
			4,360,628
ELECTRONICS	2.3%
DAKTRONICS, INC.		94,600	2,595,824
SUPERTEX, INC.		59,400	1,972,674
			4,568,498

ELECTRONIC MEDICAL SYSTEMS	1.0%
NATUS MEDICAL, INC.		107,500	1,910,275

ELECTRONIC SEMI-CONDUCTORS	3.2%
CANADIAN SOLAR, INC.		21,600	210,600
IPG PHOTONICS CORP.		77,100	1,480,320
TESSERA TECHNOLOGIES, INC.		118,203	4,697,387
			6,388,307

FINANCIAL DATA PRODUCT SERVICES	2.0%
EXLSERVICE HOLDINGS, INC.		91,800	1,893,834
TRADESTATION GROUP, INC.		165,500	2,083,645
			3,977,479

FOODS	0.5%
SUNOPTA, INC.		90,700	1,079,330

FORMS & BULK PRINT	1.3%
INNERWORKINGS, INC.		222,100	2,620,780

HEALTH CARE FACILITIES	1.0%
HEALTHWAYS, INC.		43,066	2,013,335

HEALTH CARE SERVICES	2.3%
LHC GROUP, INC.		78,800	2,555,484
NIGHTHAWK RADIOLOGY HOLDINGS, INC.		117,800	2,142,782
			4,698,266

HOMEBUILDING	1.4%
DESARROLLADORA HOMEX S.A. DEVELOPMENT CORP.		47,755	2,767,402

INSURANCE	2.2%
EHEALTH, INC.		44,300	1,043,265
HEALTHEXTRAS, INC.		116,600	3,355,748
			4,399,013

INTERNET SOFTWARE & SYSTEMS	0.7%
THINK PARTNERSHIP, INC.		600,000	1,452,000

MACHINE INDUSTRIAL	1.1%
KADANT, INC.		86,400	2,191,104

MACHINE OILWELL EQUIPMENT	1.6%
ALLIS-CHALMERS ENERGY, INC.		71,200	1,121,400
DRIL-QUIP, INC.		47,400	2,051,472
			3,172,872

MANAGEMENT SERVICES	4.4%
ALLSCRIPTS HEALTHCARE, INC.		147,718	3,960,320
HEALTHSPRING, INC.		137,000	3,226,350
VITAL IMAGES, INC.		51,000	1,696,260
			8,882,930

MATERIALS & MINERALS MISC.	1.4%
BRUSH ENGINEERED MATERIALS, INC.		57,600	2,791,872

MEDICAL & DENTAL SERVICES	4.2%
ABAXIS, INC.		62,500	1,523,125
ACCURAY, INC.		12,600	280,224
KYPHON, INC.		91,900	4,148,366
LIFECELL CORP.		37,400	933,878
PALOMAR MEDICAL TECHNOLOGIES, INC.		38,975	1,557,051
			8,442,644

METAL FABRICATING	1.0%
DYNAMIC MATERIALS CORP.		58,000	1,897,760

MISC. MATERIALS & COMMODITIES	1.6%
CERADYNE, INC.		57,350	3,139,339

MISC. PRODUCER DURABLES	0.4%
TURBOCHEF TECHNOLOGIES, INC.		58,445	889,533

OFFSHORE DRILLING	0.9%
HERCULES OFFSHORE, INC.		70,525	1,851,987

OIL CRUDE PRODUCER	2.6%
ATP OIL & GAS CORP.		49,791	1,872,142
CARRIZO OIL & GAS, INC.		97,701	3,415,627
			5,287,769

OIL INTEGRATED DOMESTIC	0.6%
GMX RESOURCES, INC.		35,700	1,097,061

PRODUCTION TECHNOLOGY EQUIPMENT	1.4%
FEI CO.		78,300	2,823,498

RETAIL	2.8%
VOLCOM, INC.		75,567	2,596,482
ZUMIEZ, INC.		77,200	3,097,264
			5,693,746

SERVICE COMMERCIAL	7.2%
CRA INTERNATIONAL, INC.		37,765	1,970,578
CTRIP.COM INTERNATIONAL LTD.		21,392	1,432,943
GMARKET, INC.		124,200	2,157,354
KENEXA CORP.		100,900	3,141,017
KNOT, INC.		88,800	1,911,864
LIQUIDITY SERVICES, INC.		116,300	1,970,122
TRAVELZOO, INC.		49,300	1,812,761
			14,396,639

SHOES	2.7%
HEELYS, INC.		90,500	2,655,270
ICONIX BRAND GROUP, INC.		131,200	2,676,480
			5,331,750

UTILITIES TELECOMMUNICATIONS	0.4%
*ATLANTIC TELE-NETWORK, INC.		31,300	817,869

TOTAL COMMON STOCK
(COST: $157,578,619)			$198,742,331

COMMERCIAL PAPER	1.4%
TOYOTA MOTOR CREDIT		750,000
5.23%, DUE 04/02/2007			750,000
TOYOTA MOTOR CREDIT		2,000,000
5.23%, DUE 04/03/2007			2,000,000

TOTAL COMMERCIAL PAPER
COST: ($2,750,000)			$2,750,000

WARRANTS	0.0%
INTERNET SOFTWARE & SYSTEMS
(a) THINK PARTNERSHIP, INC. ($2.50, expires 04/03/11)		540,000	0
(a) THINK PARTNERSHIP, INC. ($3.05, expires 12/05/11)		170,043	0
(a) THINK PARTNERSHIP, INC. ($4.00, expires 12/05/11)		85,022	0

TOTAL WARRANTS
(COST: $0)			$0

TOTAL INVESTMENTS	100.4%
(COST: $160,328,619)			201,492,331

OTHER LIABILITIES LESS ASSETS	(0.4%)		(802,675)

NET ASSETS - 100% (EQUIVALENT TO $26.71 PER SHARE BASED ON 7,514,315 SHARES OUTSTANDING)			$200,689,656

* Income producing security during the period ended March 31, 2007.

Based on the cost of investments of $160,328,619 for federal income tax purposes at March 31, 2007, the aggregate gross unrealized appreciation was $47,906,721, the aggregate gross unrealized depreciation was $6,743,009 and the net unrealized appreciation of investments was $41,163,712

(a) The following securities are subject to legal or contractual restrictions on sale. They are valued at fair value in accordance with procedures adopted by the board of trustees of the Trust as of March 31, 2007. The aggregate value of restricted securities was $0 or 0.0% of net assets at March 31, 2007.

Think Partnership Inc. Warrants 540,000 shares purchased in March, 2006 at a cost of $0.

Think Partnership Inc. Warrants 170,043 shares purchased in December, 2006 at a cost of $0.

Think Partnership Inc. Warrants 85,022 shares purchased in December, 2006 at a cost of $0.

OBERWEIS MICRO-CAP FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007(UNAUDITED)

COMPANY NAME		NUMBER OF SHARES	PORTFOLIO VALUE
COMMON STOCK	95.9%
BANKS	1.8%
ALLIANCE BANKSHARES CORP.		26,000	$401,700
SILVER STATE BANCORP		25,050	576,150
			977,850
BIOTECHNOLOGY	2.4%
OMRIX BIOPHARMACEUTICALS, INC.		33,600	1,285,872

COMMERICIAL INFORMATION SYSTEM
INTERNET GOLD-GOLDEN LINES LTD.	1.3%	54,000	676,080

COMMUNICATION	1.4%
ALLIANCE FIBER OPTIC PRODUCTS, INC.		104,500	198,550
CERAGON NETWORKS LTD.		94,500	536,760
			735,310
COMPUTER SERVICE SOFTWARE & SYSTEM	24.4%
BITSTREAM, INC.		64,500	520,515
CLICKSOFTWARE TECHNOLOGIES LTD.		280,200	893,838
DOUBLE-TAKE SOFTWARE, INC.		70,700	955,157
EDGEWATER TECHNOLOGY, INC.		115,300	973,132
GSE SYSTEMS, INC.		54,800	347,980
OPNET TECHNOLOGIES, INC.		18,600	251,286
PERFICIENT, INC.		116,518	2,304,726
SABA SOFTWARE, INC.		163,960	1,073,118
SIGMA DESIGNS, INC.		19,500	512,070
SONIC FOUNDRY, INC.		136,800	547,200
SUMTOTAL SYSTEMS, INC.		110,200	879,396
VASCO DATA SECURITY INTERNATIONAL, INC.		153,208	2,737,827
VOCUS, INC.		54,500	1,097,085
			13,093,330
COMPUTER TECHNOLOGY	3.9%
ALLOT COMMUNICATIONS LTD.		57,450	525,667
AWARE, INC.		109,200	677,040
STREAMLINE HEALTH SOLUTIONS, INC.		42,000	177,240
VA SOFTWARE CORP.		176,100	709,683
			2,089,630
CONSTRUCTION & MINING	0.3%
FORCE PROTECTION, INC.		9,789	183,642

CONSUMER WHOLESALE	1.2%
DXP ENTERPRISES, INC.		16,800	641,760

CONTROL & FILTER DEVICES	0.8%
HURCO COMPANIES, INC.		10,578	453,267

DIVERSIFIED PRODUCTION	1.1%
ASTRONICS CORP.		32,600	573,760

ELECTRONIC MEDICAL SYSTEMS	2.0%
SOMANETICS CORP.		39,822	794,051
VISICU, INC.		32,700	255,060
			1,049,111
ELECTRONICS	1.4%
ID SYSTEMS, INC.		61,194	736,164

ELECTRONIC INSTRUMENTS	0.6%
IMAGE SENSING SYSTEMS, INC.		19,500	343,005

ELECTRONICS SEMI-CONDUCTORS	5.2%
AXT, INC.		40,500	193,995
NETLIST, INC.		63,100	439,176
SIRENZA MICRODEVICES, INC.		83,500	719,770
SRS LABS, INC.		62,400	869,232
TECHWELL, INC.		44,700	557,409
			2,779,582
FINANCIAL DATA PRODUCT SERVICES	1.8%
CYBERSOURCE CORP.		76,229	953,625

FOODS	1.7%
JAMBA, INC.		69,800	640,764
MEDIFAST, INC.		38,600	276,376
			917,140
HEALTH CARE FACILITIES	0.7%
HEALTH GRADES, INC.		57,000	357,960

HEALTH CARE MANAGEMENT SERVICES	2.6%
VITAL IMAGES, INC.		41,089	1,366,620

INFORMATION SERVICES	2.3%
*THESTREET.COM, INC.		101,900	1,248,275

MACHINE OILWELL EQUIPMENT	2.7%
ALLIS-CHALMERS ENERGY, INC.		61,800	973,350
T-3 ENERGY SERVICES, INC.		23,400	470,808
			1,444,158
MACHINERY INDUSTRIAL	1.1%
AVIZA TECHNOLOGY, INC.		50,200	361,942
*TRIO -TECH INTERNATIONAL		16,000	222,400
			584,342
MEDICAL & DENTAL	7.9%
ANGEION CORP.		44,600	655,620
ARRHYTHMIA RESEARCH TECHNOLOGY, INC.		27,154	711,978
BIO-IMAGING TECHNOLOGIES, INC.		51,219	320,631
BOVIE MEDICAL CORP.		63,400	450,140
ENPATH MEDICAL, INC.		2,500	25,000
ROCHESTER MEDICAL CORP.		56,799	1,293,881
THERAGENICS CORP.		122,600	767,476
			4,224,726
MISC. CONSUMER DISCRETIONARY	3.8%
KENEXA CORP.		65,532	2,040,011

MISC. OTHER ENERGY	2.0%
FLOTEK INDUSTRIES, INC.		36,600	1,043,100

MISC. PRODUCER DURABLES	5.9%
DYNAMIC MATERIALS CORP.		18,102	592,297
FUEL-TECH N.V.		79,400	1,957,210
MFRI, INC.		31,200	578,448
			3,127,955
OIL CRUDE PRODUCER	2.8%
ARENA RESOURCES, INC.		12,600	631,512
GMX RESOURCES, INC.		27,900	857,367
			1,488,879
RETAIL	2.1%
GAIAM, INC.		31,400	494,236
US HOME SYSTEMS, INC.		51,100	651,525
			1,145,761
SERVICE COMMERCIAL	6.5%
CRM HOLDINGS LTD.		79,000	687,300
ICF INTERNATIONAL, INC.		38,700	731,430
INX, INC.		2,900	29,551
METRETEK TECHNOLOGIES, INC.		45,100	601,634
RAINMAKER SYSTEMS, INC.		84,034	705,886
*THOMAS GROUP, INC.		58,200	693,744
			3,449,545
TELECOMMUNICATIONS	3.0%
NUMEREX CORP.		61,300	624,647
SILICOM LTD.		60,800	1,001,984
			1,626,631
UTILITIES TELECOMMUNICATION	1.2%
RRSAT GLOBAL COMMUNICATION NETWORK, LTD.		45,400	633,330

TOTAL COMMON STOCKS			$51,270,421
(COST: $37,922,424)

COMMERCIAL PAPER	4.1%
TOYOTA MOTOR CREDIT		2,200,000
5.23%, DUE 04/02/2007			2,200,000

TOTAL COMMERICAL PAPER			$2,200,000
(COST: $2,200,000)

WARRANTS	0.0%
INTERNET SOFTWARE & SYSTEMS
(a)THINK PARTNERSHIP, INC.($2.50, expires 04-03-11)		260,000	0
(a)THINK PARTNERSHIP, INC..($3.05, expires 12-05-11)		81,873	0
(a)THINK PARTNERSHIP, INC.($4.00, expires 12-05-11)		40,937	0

TOTAL WARRANTS			$0
(COST: $0)

TOTAL INVESTMENTS	100.0%		53,470,421
(COST: $40,122,424)

OTHER LIABILITIES LESS ASSETS	0.0%		(5,376)

NET ASSETS - 100% (EQUIVALENT TO $16.62 PER SHARE BASED ON 3,216,092 SHARES OUTSTANDING)			$53,465,045

* Income producing security during the period ended March 31, 2007.

Based on the cost of investments of $40,122,424 for federal income tax purposes at March 31, 2007, the aggregate gross unrealized appreciation was $14,224,024 the aggregate gross unrealized depreciation was $876,027 and the net unrealized appreciation of investments was $13,347,997.

(a) The following securities are subject to legal or contractual restrictions on sale. It was valued at cost on the date of acquisition and at fair value as determined by the board of trustees of the Fund as of March 31, 2007. The aggregate value of restricted securities was $ 0 or 0% of net assets at March 31, 2007.

Think Partnership Inc. Warrants 260,000 shares purchased in March, 2006 at a cost of $0.

Think Partnership Inc. Warrants 81,873 shares purchased in December, 2006 at a cost of $0.

Think Partnership Inc. Warrants 40,937 shares purchased in December, 2006 at a cost of $0.

OBERWEIS MID-CAP FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007(UNAUDITED)

COMPANY NAME		NUMBER OF SHARES	PORTFOLIO VALUE
COMMON STOCK	97.5%
ADVERTISING AGENCY	7.4%
AQUANTIVE, INC.		4,731	$132,042
FOCUS MEDIA HLDG, LTD.		4,200	329,532
VALUECLICK, INC.		11,281	294,773
			756,347
BIOTECH RESEARCH & PRODUCTION	1.0%
ICON PLC.		2,400	102,240

COMMERCIAL INFORMATION SERVICE	2.0%
BAIDU.COM, INC.		2,100	202,755

COMMUNICATION TECHNOLOGY	8.3%
ACME PACKET, INC.		10,900	161,102
ATHEROS COMMUNICATIONS, INC.		8,300	198,619
AVOCENT CORP.		3,300	89,001
CIENA CORP.		3,800	106,210
J2 GLOBAL COMMUNICATIONS, INC.		3,310	91,753
SONUS NETWORKS, INC.		24,300	196,101
			842,786
COMPUTER SERVICE SOFTWARE & SYSTEMS	7.1%
DEALERTRACK HOLDINGS, INC.		8,200	251,904
DIGITAL RIVER, INC.		1,900	104,975
NUANCE COMMUNICATIONS, INC.		23,700	362,847
			719,726
COMPUTER TECHNOLOGY	2.0%
TRIDENT MICROSYSTEMS, INC.		10,528	211,192

CONSTRUCTION & MINING	2.2%
FORCE PROTECTION, INC.		11,700	219,492

CONSUMER WHOLESALE	1.7%
CENTRAL EUROPEAN DISTRIBUTION CORP.		5,852	170,352

DRUGS & PHARMACEUTICALS	1.9%
MEDICINES CO.		7,700	193,116

ELECTRICAL MEDICAL SYSTEMS	8.6%
HOLOGIC, INC.		6,000	345,840
ILLUMINA, INC.		9,900	290,070
INTUITIVE SURGICAL, INC.		1,991	242,046
			877,956
ELECTRONICS	1.9%
DAKTRONICS, INC.		7,200	197,568

ELECTRONICS SEMI-CONDUCTORS	9.8%
FORMFACTOR, INC.		4,100	183,475
INTERNATIONAL RECTIFIER, CORP.		3,900	149,019
SIRF TECHNOLOGY HOLDINGS, INC.		4,900	136,024
SUNTECH POWER HOLDINGS CO. LTD.		5,600	193,816
TESSERA TECHNOLOGIES, INC.		8,400	333,816
			996,150
INSURANCE	1.9%
HEALTHEXTRAS, INC.		6,700	192,826

MACHINE OILWELL	3.8%
DRIL-QUIP, INC.		2,300	99,544
OCEANEERING INTERNATIONAL, INC.		5,100	214,812
TESCO CORP.		2,800	74,340
			388,696
MANAGEMENT SERVICES	9.4%
ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.		12,200	327,082
AMERIGROUP CORP.		2,900	88,160
HEALTHSPRING, INC.		7,000	164,850
WELLCARE HEALTH PLANS, INC.		4,500	383,625
			963,717
MEDICAL & DENTAL INSTRUMENTS/SUPPLIES	4.3%
IMMUCOR, INC.		5,750	169,222
KYPHON, INC.		3,581	161,646
RESMED, INC.		2,136	107,590
			438,458
MISC. MATERIALS & COMMODITIES	1.7%
CERADYNE, INC.		3,187	174,456

MISC. PRODUCER DURABLES	2.5%
BE AEROSPACE, INC.		8,100	256,770

MISC. OTHER ENERGY	1.4%
TETRA TECHNOLOGIES, INC.		5,600	138,376

OFFSHORE DRILLING	1.1%
HERCULES OFFSHORE, INC.		4,300	112,918

RESTAURANTS	4.0%
CHIPOTLE MEXICAN GRILL, INC.		2,100	130,410
PANERA BREAD CO.		2,248	132,767
TEXAS ROADHOUSE, INC.		10,400	148,200
			411,377
RETAIL	4.7%
GAMESTOP CORP.		6,700	218,219
VOLCOM, INC.		5,300	182,108
ZUMIEZ, INC.		1,900	76,228
			476,555
SECURITY BROKERAGE SERVICES	1.8%
*OPTIONSXPRESS HOLDINGS, INC.		7,848	184,742

SERVICE COMMERCIAL	2.5%
NUTRI/SYSTEM, INC.		4,900	256,809

SHOES	3.0%
HEELYS, INC.		5,300	155,502
ICONIX BRAND GROUP, INC.		7,500	153,000
			308,502
UTILITIES TELECOMMUNICATIONS	1.5%
NEUSTAR, INC.		5,300	150,732

TOTAL COMMON STOCKS
(COST: $8,589,125)			$9,944,614

TOTAL INVESTMENTS	97.5%
(COST: $8,589,125)			9,944,614

OTHER ASSETS LESS LIABILITIES	2.5%		251,427

NET ASSETS - 100% (EQUIVALENT TO $14.24 PER SHARE BASED ON 716,180 SHARES OUTSTANDING)			$10,196,041

* Income producing security during the quarter ended March 31, 2007.

Based on the cost of investments of $8,589,125 for federal income tax purposes at March 31, 2007, the aggregate gross unrealized appreciation was $1,773,291 the aggregate gross unrealized depreciation was $417,802 and the net unrealized appreciation of investments was $1,355,489.

OBERWEIS CHINA OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

COMPANY NAME		NUMBER OF SHARES	PORTFOLIO VALUE
COMMON STOCK	92.8%
AUTO COMPONENTS	0.8%
MINTH GROUP LTD.		5,838,200	$5,671,202

BIOTECHNOLOGY	0.3%
3SBIO, INC. ADR		206,400	2,274,528

CHEMICALS	3.6%
CENTURY SUNSHINE ECOLOGICAL TECHNOLOGY HLDGS. LTD.		101,908,400	24,520,099

COMMERCIAL SERVICE & SUPPLY	0.1%
ASIA ENVIRONMENT HLDGS. LTD.		2,822,000	911,433

COMMUNICATIONS EQUIPMENT	1.7%
AAC ACOUSTIC TECHNOLOGY HLDGS. INC.		3,512,900	3,331,489
COMTECH GROUP, INC.		462,500	8,084,500
			11,415,989

CONSTRUCTION & ENGINEERING	0.3%
CHINA COMMUNICATIONS CONSTRUCTION CO.		1,887,700	2,275,822

CONSTRUCTION MATERIALS	1.1%
CHINA NATIONAL BUILDING MATERIAL CO.		8,668,600	7,632,939

CONTAINERS & PACKAGING	0.8%
AMVIG HLDGS. LTD.		6,973,900	5,667,660

DISTRIBUTORS	1.7%
LI & FUNG LTD.		3,621,100	11,377,488

DIVERSIFIED CONSUMER SERVICES	3.3%
*HARTFORD EDUCATION CORP.		2,829,075	1,118,838
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR		162,700	6,594,231
*RAFFLES EDUCATION CORP. LTD.		9,678,200	14,608,363
			22,321,432

DIVERSIFIED FINANCIAL SERVICES	1.1%
HONG KONG EXCHANGES & CLEARING		784,600	7,646,674

ELECTRICAL EQUIPMENT	5.0%
CANADIAN SOLAR, INC.		21,200	206,700
DONGFANG ELECTRICAL MACHINERY LTD.		1,500,800	6,242,529
HARBIN POWER EQUIPMENT CO., LTD.		2,563,000	2,886,594
NEO-NEON HLDGS. LTD.		5,907,400	11,023,215
SUNTECH POWER HLDGS. CO., LTD. ADR		392,500	13,584,425
			33,943,463

ELECTRONIC EQUIPMENT & INSTRUMENTS	2.0%
KINGBOARD CHEMICALS HLDGS. LTD.		1,745,400	7,338,119
KINGBOARD LAMINATES HLDGS.		7,067,781	6,811,338
			14,149,457

ENERGY EQUIPMENT & SERVICES	3.6%
CHINA OILFIELD SERVICES LTD.		8,126,300	6,531,409
*EZRA HLDGS. LTD.		4,776,600	17,001,378
SHANDONG MOLONG PETROLEUM CO., LTD.		1,915,700	877,738
			24,410,525

FOOD PRODUCTS	6.4%
CELESTIAL NUTRIFOODS LTD.		3,842,300	3,976,147
CHINA FISHERY GROUP LTD.		3,462,600	9,813,914
CHINA MENGNIU DAIRY CO.		1,553,600	4,443,970
CHINA MILK PRODUCT		7,554,900	6,274,379
CHINA SUN BIO-CHEM TECHNOLOGY GROUP CO.		7,692,500	2,788,699
CHINA YURUN FOOD GROUP LTD.		5,094,000	5,548,082
PINE AGRITECH LTD.		17,759,000	7,550,048
SYNEAR FOOD HLDGS. LTD.		2,737,100	3,608,213
			44,003,452

FOOD & STAPLES RETAILING	0.7%
OLAM INTERNATIONAL LTD.		2,064,400	4,163,770
†WUMART STORES, INC.		2,043,600	899,723
			5,063,493

GAS UTILITIES	1.0%
CHINA GAS HLDGS. LTD.		9,789,000	2,192,455
XINAO GAS HLDGS. LTD.		4,344,500	4,615,006
			6,807,461

HEALTH CARE EQUIPMENT & SUPPLIES	2.2%
*MINDRAY MEDICAL INTERNATIONAL LTD. ADR		474,900	11,307,369
SHANDONG WEIGAO GROUP		2,199,000	3,669,925
			14,977,294

HOTELS RESTAURANTS & LEISURE	4.7%
AJISEN CHINA HLDGS. LTD.		980,000	890,510
BANYON TREE HLDGS. LTD.		5,102,100	7,364,861
CTRIP.COM INTERNATIONAL LTD. ADR		101,800	6,819,073
*FU JI FOOD & CATERING SERVICES HLDGS. LTD.		4,466,500	14,033,733
HOME INNS & HOTELS MGMT, INC. ADR		17,000	617,780
SHANGRI-LA ASIA LTD.		1,036,600	2,565,796
			32,291,753

INDUSTRIAL POWER PRODUCTION/ENERGY TRADE	1.4%
CHINA RESOURCES POWER HLDGS. CO.		6,425,700	9,852,164

INTERNET & CATALOG RETAIL	0.7%
GMARKET, INC. ADR		280,300	4,868,811

INTERNET SOFTWARE & SERVICES	4.1%
BAIDU.COM, INC. ADR		138,900	13,410,795
GIGAMEDIA LTD.		484,200	6,691,644
SOHU.COM, INC.		141,600	3,034,488
TENCENT HLDGS. LTD.		1,507,800	4,920,829
			28,057,756

LEISURE EQUIPMENT & PRODUCTS	1.9%
JOHNSON HEALTH TECH. CO., LTD.		294,000	2,176,659
LI NING CO., LTD.		5,407,400	10,713,067
			12,889,726

MACHINERY	3.7%
*CHINA INFRASTRUCTURE MACHINERY HLDG.		9,763,700	19,168,767
ENRIC ENERGY EQUIPMENT		2,268,700	1,242,726
EVA PRECISION INDUSTRIAL HLDG.		8,001,700	2,826,479
GUANGZHOU SHIPYARD INTERNATIONAL CO.		684,600	2,159,773
			25,397,745

MARINE	1.7%
CHINA SHIPPING DEVELOPMENT		1,449,900	2,211,916
LABROY MARINE LTD.		6,776,900	9,157,068
			11,368,984

MEDIA	3.5%
FOCUS MEDIA HLDGS. LTD. ADR		304,400	23,883,224

METALS & MINING	1.7%
JIANGXI COPPER CO., LTD.		3,037,600	3,677,698
ZHAOJIN MINING INDUSTRY CO., LTD.		1,566,400	3,183,520
*ZIJIN MINING GROUP CO., LTD.		7,670,375	4,466,655
			11,327,873

MULTILINE RETAIL	2.9%
GOLDEN EAGLE RETAIL GROUP LTD.		12,963,964	9,955,050
LIFESTYLE INTERNATIONAL HLDGS. LTD.		3,237,400	9,736,853
			19,691,903

PAPER & FOREST PRODUCTS	6.8%
CHINA GRAND FORESTRY		62,182,800	7,878,796
LEE & MAN PAPER MANUFACTURING LTD.		8,558,600	20,286,078
*NINE DRAGONS PAPER HLDGS. LTD.		8,652,200	18,049,640
			46,214,514

PERSONAL PRODUCTS	4.4%
AMERICAN ORIENTAL BIOENGINEERING , INC.		583,200	5,476,248
CHINA FLAVORS & FRAGRANCES		11,960,748	5,296,498
HENGAN INTERNATIONAL GROUP CO., LTD.		4,408,800	12,921,421
HUABAO INTERNATIONAL HLDGS. LTD.		10,929,500	6,616,310
			30,310,477

PHARMACEUTICALS	0.9%
TONGJITANG CHINESE MED CO. ADR		638,400	6,422,304

REAL ESTATE MANAGEMENT & DEVELOPMENT	4.1%
GUANGZHOU R&F PROPERTIES CO., LTD.		2,377,200	5,293,822
HOPSON DEVELOPMENT HLDGS. LTD.		3,413,700	8,571,932
YANLORD LAND GROUP LTD.		9,104,200	13,921,988
			27,787,742

SEMICONDUCTORS & SEMI EQUIPMENT	5.3%
RENESOLA LTD.		645,200	6,475,235
SILICON MOTION TECHNOLOGY CO. ADR		319,548	7,196,221
TRIDENT MICROSYSTEMS, INC.		378,000	7,582,680
TRINA SOLAR LTD. ADR		334,000	14,722,720
			35,976,856

TEXT, APPAREL & LUXURY GOODS	5.6%
CHINA HONGXING SPORT		2,188,900	5,078,554
HONGGUO INTERNATIONAL HLDGS. LTD.		6,673,200	5,630,093
*PEACE MARK HLDGS. LTD.		9,778,700	10,700,440
PORTS DESIGN LTD.		3,801,395	10,119,539
PRIME SUCCESS INTERNATIONAL GROUP LTD.		6,725,900	7,273,802
			38,802,428

TRADING CO. & DISTRIBUTION	2.1%
KS ENERGY SERVICES LTD.		7,304,600	14,107,028

TRANSPORT INFRASTRUCTURE	1.6%
HONG KONG AIRCRAFT		721,600	10,990,004

TOTAL COMMON STOCK
(COST: $479,239,587)			$635,311,703

COMMERCIAL PAPER	7.7%
HSBC FINANCE CORPORATION		25,000,000
5.23%, DUE 04/03/2007			25,000,000
TOYOTA MOTOR CREDIT		28,000,000
5.23%, DUE 04/02/2007			28,000,000

TOTAL COMMERCIAL PAPER
(COST: $53,000,000 )			$53,000,000

TOTAL INVESTMENTS	100.5%
(COST: $532,239,587)			688,311,703

OTHER LIABILITIES LESS ASSETS	(0.5%)		(3,661,157)

NET ASSETS - 100% (EQUIVALENT TO $21.72 PER SHARE BASED ON 31,515,393 SHARES OUTSTANDING)			$684,650,546

* Income producing security during the period ended March 31, 2007.

Based on the cost of investments of $532,239,587 for federal income tax purposes at March 31, 2007, the aggregate gross unrealized appreciation was $167,750,031, the aggregate gross unrealized depreciation was $11,677,915 and the net unrealized appreciation of investments was $156,072,116

ADR American Depositary Receipt

† Fair Valued Security

COUNTRY ALLOCATION
(AS A PERCENTAGE OF NET ASSETS BASED ON THE COUNTRY OF REGISTRATION OF THE UNDERLYING SECURITY)
CHINA (INCLUDES THE PEOPLE'S REPUBLIC OF CHINA, HONG KONG AND TAIWAN)	72.2%
SINGAPORE	18.6%
UNITED KINGDOM	0.9%
UNITED STATES OF AMERICA	1.1%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007

COMPANY NAME		NUMBER OF SHARES	PORTFOLIO VALUE
COMMON STOCK	99.2%
AUSTRALIA	8.3%
*BRADKEN LTD.		37,000	$263,743
*COMPUTERSHARE LTD.		36,000	316,035
*LEIGHTON HOLDINGS LTD.		7,000	189,847
*MONADELPHOUS GROUP LTD.		30,000	257,780
*SEEK LTD.		48,000	279,625
*TASSAL GROUP LTD.		121,267	254,124
*VIRGIN BLUE HLDGS.		27,000	56,362
			1,617,516

AUSTRIA	1.3%
PALFINGER AG		1,100	170,454
S&T SYSTEM INTEGRATION & TECHNOLOGY DISTRIBUTION AG		1,000	76,143
			246,597

CANADA	2.2%
COGECO CABLE, INC.		12,000	429,796

DENMARK	3.1%
FLSMIDTH & CO AS		1,200	81,323
ROCKWOOL INTL		1,650	343,445
TOPSIL SEMICONDUCTOR MATERIALS		500,000	176,595
			601,363

FINLAND	7.5%
*ELISA CORPORATION		4,000	115,898
*KONECRANES OYJ		7,000	234,708
*LEMMINKAINEN		3,900	237,046
OUTOKUMPU TECHNOLOGY		10,800	402,228
*POYRY OYJ		8,400	154,851
RAMIRENT OYJ		3,900	312,588
			1,457,319

FRANCE	5.4%
NEXANS		1,500	198,373
SELOGER.COM		8,400	370,521
UBISOFT ENTERTAINMENT		9,800	478,486
			1,047,380

GERMANY	8.7%
BAUER AG		7,000	436,127
*DEMAG CRANES AG		3,200	208,050
KLOECKNER & CO AG		6,000	328,538
LHS AG		15,000	306,576
STRATEC BIOMEDICAL		12,700	425,827
			1,705,118

GREECE	4.0%
JUMBO S.A.		11,500	356,096
SIDENOR STEEL PRODUCTION & MANUFACTURING CO. S.A.		16,000	312,053
SPRIDER STORES S.A.		10,000	111,142
			779,291

HONG KONG	5.3%
CHINA GRAND FORESTRY RESOURCES		900,000	114,033
CHINA INFRASTRUCTURE MACHINERY		100,000	196,327
PACIFIC BASIN SHIPPING LTD.		400,000	342,996
SHANDONG WEIGAO GP MEDICAL		232,600	388,188
			1,041,544

IRELAND	0.9%
CPL RESOURCES		18,000	182,744

ITALY	5.2%
DUCATI MOTOR HOLDING		360,000	596,321
PRIMA INDUSTRIES S.P.		8,000	408,875
			1,005,196

JAPAN	8.0%
H-ONE CO., LTD.		9,000	158,096
MITSUMI ELECTRIC CO., LTD.		8,500	281,314
NGK INSULATORS LTD.		4,000	82,485
NICHIAS CORP.		30,000	258,910
NIPPON YAKIN KOGYO CO., LTD.		38,500	356,445
OSAKA SECURITIES EXCHANGE CO.		50	288,103
WASEDA ACADEMY CO., LTD.		8,000	138,832
			1,564,185

NETHERLANDS	1.4%
BOSKALIS WESTMINSTER		2,700	268,705

NORWAY	7.5%
ABILITY GROUP ASA		30,000	315,878
ODIM ASA		9,000	288,732
PETROLEUM GEO SERVICES		9,800	255,952
TANDBERG ASA		29,000	605,926
			1,466,488

SINGAPORE	1.4%
CHINA HONGXING SPORTS		116,000	269,136

SOUTH KOREA	2.5%
HWANGKUM STEEL & TECHNOLOGY		17,000	240,327
HYUNDAI MIPO DOCKYARD		1,000	184,418
KOREA LINE CORP.		1,000	63,988
			488,733

SWEDEN	8.4%
ALFA LAVAL AB		5,400	279,945
AXIS COMMUNICATIONS		14,000	245,603
HAGSTROMER & QVIBERG		10,500	497,723
JM AB		10,500	361,639
KAPPAHL HOLDING AB		23,000	248,682
			1,633,592

SWITZERLAND	2.7%
SCHULTHESS GROUP		180	206,789
SWISSQUOTE GROUP HOLDING		840	324,898
			531,687

UNITED KINGDOM	15.4%
AGGREKO		38,000	379,873
*AQUARIUS PLATINUM		10,600	341,256
AVEVA GROUP		21,500	346,508
BROWN(N)GROUP		60,001	382,848
GAME GROUP		160,000	442,372
QXL RICARDO		13,279	249,159
RC GROUP HOLDINGS LTD.		65,000	172,678
SDL PLC		31,000	207,258
SEVERFIELD-ROWEN		5,000	181,534
WEIR GROUP		25,000	299,358
			3,002,844

TOTAL COMMON STOCK
(COST: $18,212,512)			$19,339,234

TOTAL INVESTMENTS	99.2%
(COST: $18,212,512)			$19,339,234

OTHER ASSETS LESS LIABILITIES	0.8%		156,510

NET ASSETS - 100% (EQUIVALENT TO $10.70 PER SHARE BASED ON 1,821,350 SHARES OUTSTANDING)			$19,495,744

* Income producing security during the period ended March 31, 2007.

Based on the cost of investments of $18,212,512 for federal income tax purposes at March 31, 2007, the aggregate gross unrealized appreciation was $1,346,933, the aggregate gross unrealized depreciation was $220,211 and the net unrealized appreciation of investments was $1,126,722.

SECTOR ALLOCATIONS
(AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	22.8%
CONSUMER STAPLES	1.3%
ENERGY	2.9%
FINANCIALS	5.7%
HEALTH CARE	4.2%
INDUSTRIALS	38.8%
INFORMATION TECHNOLOGY	16.5%
MATERIALS	6.4%
TELECOMM SERVICE	0.6%

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By: /s/ James W. Oberweis
James W. Oberweis Principal Executive Officer

Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James W. Oberweis
James W. Oberweis Principal Executive Officer

Date: May 25, 2007

By: /s/ Patrick B. Joyce
Patrick B. Joyce Principal Financial Officer

Date: May 25, 2007